February 18, 2010
VIA FEDEX AND EDGAR
Mr. Jay E. Ingram
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 4631
100 F Street, N.E.
Washington, D.C. 20549
233 S. Wacker Drive, Suite 5800
Chicago, Illinois 60606
Tel: +1.312.876.7700 Fax: +1.312.993.9767
www.lw.com

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Re:	Libbey Inc.
Registration Statement on Form S-3 (Registration No. 333-163402)
Dear Mr. Ingram:
     On behalf of Libbey Inc. (the “Company”), we hereby transmit for filing under the Securities Act of 1933, as amended, Amendment No. 2 (the “Amendment” ) to the Company’s Registration Statement on Form S-3 (the “Registration Statement”). The Amendment incorporates the verbal comment discussed with Era Anagnosti on February 12, 2010.
     If you have any questions regarding the foregoing, please do not hesitate to contact me by telephone at (312) 876-7680 or by fax at (312) 993-9767.

Very truly yours,
/s/ Christopher D. Lueking

Christopher D. Lueking of LATHAM & WATKINS LLP

cc:	John F. Meier, Libbey Inc.
Susan A. Kovach, Libbey Inc.